SUPPLEMENT DATED FEBRUARY 6, 2006

TO PROSPECTUS FOR

KEMPER INVESTORS LIFE INSURANCE COMPANY

VARIABLE LIFE INSURANCE POLICY

KEMPER SELECT

Issued By

KILICO VARIABLE SEPARATE ACCOUNT

of

KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends certain information contained in your Kemper Select Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

Effective February 6, 2006, Scudder Variable Series I and II are changing their names and the names of their Portfolios. Therefore, the following name changes will take effect February 6, 2006 to the applicable Portfolios and the corresponding Subaccounts.

Current Name	New Name
Scudder Variable Series I	DWS Variable Series I
Scudder Capital Growth	DWS Capital Growth VIP

Scudder Variable Series II	DWS Variable Series II
Scudder Government & Agency Securities	DWS Government & Agency Securities VIP
Scudder High Income	DWS High Income VIP
Scudder Money Market	DWS Money Market VIP
Scudder Total Return	DWS Balanced VIP

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For use in all states